CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited)	March 31, 2022

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.8%
Bandwidth Inc., Class A Shares	66,700	$2,160,413	*
Iridium Communications Inc.	147,204	5,935,265	*

Total Diversified Telecommunication Services		8,095,678

Media - 0.4%
Klaviyo Inc.	69,558	1,956,295	*(a)(b)(c)

TOTAL COMMUNICATION SERVICES		10,051,973

CONSUMER DISCRETIONARY - 8.1%
Auto Components - 2.2%
Fox Factory Holding Corp.	103,039	10,092,670	*

Diversified Consumer Services - 1.3%
Chegg Inc.	166,233	6,030,933	*

Hotels, Restaurants & Leisure - 0.6%
Dutch Bros Inc., Class A Shares	39,405	2,177,914	*
Sweetgreen Inc., Class A Shares	19,822	634,106	*(d)

Total Hotels, Restaurants & Leisure		2,812,020

Internet & Direct Marketing Retail - 0.5%
Xometry Inc., Class A Shares	66,100	2,429,175	*

Leisure Products - 0.7%
Hayward Holdings Inc.	203,720	3,385,827	*

Specialty Retail - 2.8%
Monro Inc.	33,607	1,490,134
National Vision Holdings Inc.	256,342	11,168,821	*

Total Specialty Retail		12,658,955

TOTAL CONSUMER DISCRETIONARY		37,409,580

CONSUMER STAPLES - 8.8%
Food & Staples Retailing - 7.4%
BJ’s Wholesale Club Holdings Inc.	253,283	17,124,464	*
Casey’s General Stores Inc.	43,273	8,575,410
Grocery Outlet Holding Corp.	161,685	5,300,034	*
Performance Food Group Co.	61,337	3,122,667	*

Total Food & Staples Retailing		34,122,575

Food Products - 1.4%
Calavo Growers Inc.	47,400	1,727,730
Hain Celestial Group Inc.	134,781	4,636,467	*

Total Food Products		6,364,197

TOTAL CONSUMER STAPLES		40,486,772

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2022 Quarterly Report	1

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
ENERGY - 2.8%
Energy Equipment & Services - 2.8%
Cactus Inc., Class A Shares	153,080	$8,685,759
ChampionX Corp.	183,321	4,487,698	*

TOTAL ENERGY		13,173,457

FINANCIALS - 7.1%
Banks - 1.9%
Western Alliance Bancorp	107,674	8,917,561

Capital Markets - 2.2%
Hamilton Lane Inc., Class A Shares	66,020	5,102,686
PJT Partners Inc., Class A Shares	76,758	4,844,965

Total Capital Markets		9,947,651

Insurance - 3.0%
American Equity Investment Life Holding Co.	157,792	6,297,478
Trupanion Inc.	83,774	7,465,939	*

Total Insurance		13,763,417

TOTAL FINANCIALS		32,628,629

HEALTH CARE - 25.4%
Biotechnology - 3.6%
Biohaven Pharmaceutical Holding Co. Ltd.	66,998	7,943,953	*
CareDx Inc.	126,742	4,688,187	*
Ultragenyx Pharmaceutical Inc.	51,321	3,726,931	*

Total Biotechnology		16,359,071

Health Care Equipment & Supplies - 7.4%
CryoPort Inc.	91,125	3,181,174	*
Figs Inc., Class A Shares	54,570	1,174,346	*
Insulet Corp.	8,076	2,151,366	*
Integra LifeSciences Holdings Corp.	140,817	9,048,900	*
Penumbra Inc.	53,344	11,849,303	*
Silk Road Medical Inc.	105,833	4,369,845	*
STAAR Surgical Co.	30,200	2,413,282	*

Total Health Care Equipment & Supplies		34,188,216

Health Care Providers & Services - 4.7%
Progyny Inc.	192,490	9,893,986	*
Surgery Partners Inc.	217,963	11,998,863	*

Total Health Care Providers & Services		21,892,849

Health Care Technology - 3.4%
Certara Inc.	239,310	5,140,379	*
Health Catalyst Inc.	146,715	3,833,663	*
Omnicell Inc.	51,936	6,725,192	*

Total Health Care Technology		15,699,234

See Notes to Schedule of Investments.

2	ClearBridge Variable Small Cap Growth Portfolio 2022 Quarterly Report

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 4.9%
ICON PLC	35,355	$8,599,043	*
Olink Holding AB, ADR	110,810	1,956,904	*
Quanterix Corp.	37,635	1,098,566	*
Syneos Health Inc.	137,019	11,091,688	*

Total Life Sciences Tools & Services		22,746,201

Pharmaceuticals - 1.4%
Pacira BioSciences Inc.	86,852	6,628,545	*

TOTAL HEALTH CARE		117,514,116

INDUSTRIALS - 15.8%
Air Freight & Logistics - 3.0%
Forward Air Corp.	84,212	8,234,250
GXO Logistics Inc.	75,780	5,406,145	*

Total Air Freight & Logistics		13,640,395

Building Products - 3.7%
Masonite International Corp.	62,990	5,602,330	*
Trex Co. Inc.	177,927	11,623,971	*

Total Building Products		17,226,301

Electrical Equipment - 2.2%
Bloom Energy Corp., Class A Shares	286,769	6,925,472	*
Shoals Technologies Group Inc., Class A Shares	199,080	3,392,323	*

Total Electrical Equipment		10,317,795

Machinery - 4.3%
Albany International Corp., Class A Shares	40,980	3,455,434
Hydrofarm Holdings Group Inc.	66,480	1,007,172	*
RBC Bearings Inc.	54,136	10,495,888	*
Tennant Co.	61,997	4,885,363

Total Machinery		19,843,857

Road & Rail - 1.2%
XPO Logistics Inc.	75,780	5,516,784	*

Trading Companies & Distributors - 1.4%
H&E Equipment Services Inc.	151,522	6,594,237

TOTAL INDUSTRIALS		73,139,369

INFORMATION TECHNOLOGY - 27.2%
Communications Equipment - 0.9%
Viavi Solutions Inc.	265,178	4,264,062	*

Electronic Equipment, Instruments & Components - 1.0%
Brain Corp.	52,367	265,426	*(a)(b)(c)
nLight Inc.	85,180	1,477,021	*
OSI Systems Inc.	30,643	2,608,332	*

Total Electronic Equipment, Instruments & Components		4,350,779

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2022 Quarterly Report	3

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Portfolio net assets)

SECURITY		SHARES	VALUE
IT Services - 1.9%
Shift4 Payments Inc., Class A Shares		117,425	$7,272,130	*
Wix.com Ltd.		15,940	1,665,093	*

Total IT Services			8,937,223

Semiconductors & Semiconductor Equipment - 6.5%
Allegro MicroSystems Inc.		260,915	7,409,986	*
Azenta Inc.		71,983	5,965,951
Lattice Semiconductor Corp.		140,950	8,590,902	*
Monolithic Power Systems Inc.		16,291	7,912,213

Total Semiconductors & Semiconductor Equipment			29,879,052

Software - 16.9%
Aspen Technology Inc.		60,583	10,018,611	*
Envestnet Inc.		89,074	6,630,669	*
Jamf Holding Corp.		140,495	4,890,631	*
Model N Inc.		176,485	4,747,446	*
Momentive Global Inc.		247,887	4,030,643	*
New Relic Inc.		71,218	4,763,060	*
PagerDuty Inc.		272,510	9,317,117	*
Paycor HCM Inc.		211,400	6,153,854	*
Qualys Inc.		26,365	3,754,640	*
SEMrush Holdings Inc., Class A Shares		118,760	1,417,994	*
Smartsheet Inc., Class A Shares		54,260	2,972,363	*
Sprout Social Inc., Class A Shares		66,220	5,305,546	*
Varonis Systems Inc.		224,467	10,671,161	*
Viant Technology Inc., Class A Shares		85,505	560,058	*
Zeta Global Holdings Corp., Class A Shares		224,470	2,861,992	*

Total Software			78,095,785

TOTAL INFORMATION TECHNOLOGY			125,526,901

MATERIALS - 1.1%
Chemicals - 1.1%
Balchem Corp.		38,556	5,270,605

TOTAL COMMON STOCKS (Cost - $277,120,927)			455,201,402

	RATE
PREFERRED STOCKS - 0.4%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Caris Life Sciences Inc., Series C	-	183,481	783,873	*(a)(b)(c)
Caris Life Sciences Inc., Series D	-	31,383	134,075	*(a)(b)(c)

TOTAL HEALTH CARE			917,948

See Notes to Schedule of Investments.

4	ClearBridge Variable Small Cap Growth Portfolio 2022 Quarterly Report

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	SHARES	VALUE
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Brain Corp.	-	170,237	$862,858	*(a)(b)(c)

TOTAL PREFERRED STOCKS (Cost - $1,658,694)			1,780,806

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $278,779,621)			456,982,208

SHORT-TERM INVESTMENTS - 0.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.139%	1,942,534	1,942,534
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.212%	485,633	485,633	(e)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,428,167)			2,428,167

TOTAL INVESTMENTS - 99.4% (Cost - $281,207,788)			459,410,375
Other Assets in Excess of Liabilities - 0.6%			2,734,831

TOTAL NET ASSETS - 100.0%			$462,145,206

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 3).

(d)	All or a portion of this security is pledged as collateral for written options.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2022, the total market value of investments in Affiliated Companies was $485,633 and the cost was $485,633 (Note 2).

Abbreviation(s) used in this schedule:

ADR — American Depositary Receipts

SCHEDULE OF WRITTEN OPTIONS

Exchange-Traded Written Options
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Sweetgreen Inc., Call (Premiums received - $20,994)	4/14/22	$40.00	99	$316,701	$(4,455)

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2022 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$8,095,678	—	$1,956,295	$10,051,973
Information Technology	125,261,475	—	265,426	125,526,901
Other Common Stocks	319,622,528	—	—	319,622,528
Preferred Stocks:
Health Care	—	—	917,948	917,948
Information Technology	—	—	862,858	862,858
Total Long-Term Investments	452,979,681	—	4,002,527	456,982,208

Short-Term Investments†	2,428,167	—	—	2,428,167

Total Investments	$455,407,848	—	$4,002,527	$459,410,375

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$4,455	—	—	$4,455

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$666,377	$3,179,648	3,179,648	$3,360,392	3,360,392

8

Notes to Schedule of Investments (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$56	—	$485,633

3. Restricted securities

The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 3/31/2022	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	52,367	3/21	$228,844	$265,426	$5.07	0.06%
Brain Corp., Preferred Shares	170,237	4/20, 11/20	898,085	862,858	5.07	0.19
Caris Life Sciences Inc., Series C, Preferred Shares	183,481	10/20	506,407	783,873	4.27	0.17
Caris Life Sciences Inc., Series D, Preferred Shares	31,383	5/21	254,202	134,075	4.27	0.03
Klaviyo Inc., Common Shares	69,558	5/21	2,321,946	1,956,295	28.12	0.42

			$4,209,484	$4,002,527		0.87%

9